Statements of Operations - Broad Capital Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Formation and operating costs	$ (455,250)	$ (144,761)	$ (1,124,315)	$ (1,326,478)	$ (2,409,672)	$ (1,508,247)
Franchise tax	(40,000)	(80,421)	(80,000)	(129,206)	(200,000)	(195,138)
Loss from Operations	(495,250)	(225,182)	(1,204,315)	(1,455,684)	(2,609,672)	(1,703,385)
Other Income (Expenses)
Interest expense	(63,199)	(23,347)	(123,526)	(30,293)	(120,229)
Interest earned on marketable securities held in trust account	210,563	723,699	498,614	1,451,430	2,752,194	1,555,432
Net Income (Loss) Before Tax	(347,886)	475,170	(829,227)	(34,547)	22,293	(147,953)
Income tax	(35,818)	(135,088)	(87,909)	(277,667)	(536,212)	(285,662)
Net Income (Loss)	$ (383,704)	$ 340,082	$ (917,136)	$ (312,214)	$ (513,919)	$ (433,615)
Weighted average shares outstanding of Common Stock - Basic	4,708,560	8,597,345	4,831,853	8,992,588	8,551,292	13,000,236
Weighted average shares outstanding of Common Stock - Diluted	4,708,560	8,597,345	4,831,853	8,992,588	8,551,292	13,000,236
Basic net income (loss) per share of Common Stock	$ (0.08)	$ 0.04	$ (0.19)	$ (0.03)	$ (0.06)	$ (0.03)
Diluted net income (loss) per share of Common Stock	$ (0.08)	$ 0.04	$ (0.19)	$ (0.03)	$ (0.06)	$ (0.03)